Income taxes - Deferred tax rollforward (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Changes in deferred tax liability (asset) [abstract]
Beginning balance	R$ 328,485	R$ 316,731
Recognized in the statements of profit or loss, Tax (expense) income during the period	(284,212)	(11,754)
Deferred asset loss allowance	(17)
Ending balance	R$ 44,290	R$ 328,485